NET OPERATING REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Schedule of net operating revenue

	2024	2023	2022
Gross operating revenue	76,772,414	71,229,553	67,761,022
Services(1)	68,930,886	63,727,415	60,845,159
Sale of goods(2)	7,841,528	7,502,138	6,915,863

Deductions from gross operating revenue	(20,927,366)	(19,129,402)	(19,719,860)
Taxes	(11,011,448)	(10,654,728)	(11,460,021)
Services	(9,585,332)	(9,078,822)	(10,080,992)
Sale of goods	(1,426,116)	(1,575,906)	(1,379,029)

Discounts granted and return of goods	(9,915,918)	(8,474,674)	(8,259,839)
Services(3)	(7,594,079)	(6,373,301)	(6,199,625)
Sale of goods	(2,321,839)	(2,101,373)	(2,060,214)

Net operating revenue	55,845,048	52,100,151	48,041,162
Services	51,751,475	48,275,292	44,564,542
Sale of goods	4,093,573	3,824,859	3,476,620

(1)These include telephone services, use of interconnection network, data and SVA services, cable TV and other services.
(2)These include sale of goods (handsets, SIM cards and accessories) and equipment of “Vivo Tech”.
(3)The consolidated balances in the December 31, 2022 include R$615,750, to be refunded to customers as a result of Complementary Law No. 194 of July 23, 2022, which addresses taxes levied in sectors deemed to be essential and indispensable for goods and services, resulting in the reduction of ICMS rate on communications services. The balance was recorded as a contra entry to provisions and contingencies (Note 20.).